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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunities Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
AUSTRALIA 3.1%
Ansell Ltd.	146,438	$1,935,529
CSL Ltd.	26,038	2,023,451
Total		3,958,980
BELGIUM 2.4%
Anheuser-Busch InBev SA/NV	24,707	3,071,464
BRAZIL 0.4%
Kroton Educacional SA	154,100	492,002
CHINA 0.6%
Sinopharm Group Co. Class H	179,600	811,658
DENMARK 2.1%
Novo Nordisk A/S, Class B	49,994	2,711,746
FRANCE 6.6%
Airbus Group SE	50,894	3,379,181
L’Oreal SA	12,703	2,275,899
Schneider Electric SE	45,977	2,905,698
Total		8,560,778
GERMANY 11.3%
Allianz SE, Registered Shares	8,834	1,436,963
Bayer AG, Registered Shares	31,808	3,738,873
Brenntag AG	37,779	2,158,034
Continental AG	17,486	3,979,463
Linde AG	12,361	1,801,097
TUI AG	97,957	1,528,746
Total		14,643,176
HONG KONG 4.2%
AIA Group Ltd.	604,400	3,435,424
HKT Trust & HKT Ltd.	1,510,000	2,078,906
Total		5,514,330
INDONESIA 1.8%
PT Bank Rakyat Indonesia Persero Tbk	2,712,200	2,333,972
IRELAND 3.9%
Bank of Ireland (a)	10,542,751	3,059,132
CRH PLC	70,093	1,980,411
Total		5,039,543

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 25.5%
Alps Electric Co., Ltd.	76,500	$1,334,858
Capcom Co., Ltd.	130,200	3,172,037
Dentsu, Inc.	66,400	3,331,055
FANUC Corp.	13,100	2,028,778
Hitachi High-Technologies Corp.	70,100	1,973,379
Japan Exchange Group, Inc.	160,000	2,447,706
Mazda Motor Corp.	104,900	1,628,240
Mitsubishi UFJ Financial Group, Inc.	520,500	2,411,792
Nomura Holdings, Inc.	247,900	1,107,208
OSG Corp.	86,100	1,605,812
Rakuten, Inc.	184,900	1,784,833
SCSK Corp.	62,600	2,447,022
Sekisui Chemical Co., Ltd.	205,800	2,533,595
Shimano, Inc.	9,700	1,521,221
Tadano Ltd.	209,000	1,939,416
Yaskawa Electric Corp.	158,100	1,823,310
Total		33,090,262
NETHERLANDS 3.9%
ASML Holding NV	38,436	3,904,778
ING Groep NV-CVA	90,177	1,090,770
Total		4,995,548
SPAIN 2.0%
Industria de Diseno Textil SA	78,336	2,635,380
SWITZERLAND 5.8%
Roche Holding AG, Genusschein Shares	14,015	3,450,003
UBS AG	253,571	4,084,878
Total		7,534,881
UNITED KINGDOM 23.8%
3i Group PLC	450,847	2,955,321
AstraZeneca PLC	34,171	1,935,371
Berendsen PLC	199,113	3,440,290
BT Group PLC	384,020	2,429,571
Diageo PLC	104,889	2,834,418
GKN PLC	326,519	1,354,364
Hays PLC	1,312,965	2,281,751
Legal & General Group PLC	592,273	2,000,733
Rio Tinto PLC	51,357	1,442,405
Royal Dutch Shell PLC, Class A	147,377	3,578,723
Unilever PLC	89,847	4,068,071

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Wolseley PLC	46,130	$2,609,752
Total		30,930,770
Total Common Stocks (Cost: $136,684,020)		$126,324,490

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	2,787,883	$2,787,883
Total Money Market Funds (Cost: $2,787,883)		$2,787,883
Total Investments
(Cost: $139,471,903) (d)		$129,112,373(e)
Other Assets & Liabilities, Net		708,044
Net Assets		$129,820,417

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,063,167	7,998,268	(7,273,552)	2,787,883	2,417	2,787,883

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $139,472,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,015,000
Unrealized Depreciation	(14,375,000)
Net Unrealized Depreciation	$(10,360,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	3,958,980	—	3,958,980
Belgium	—	3,071,464	—	3,071,464
Brazil	492,002	—	—	492,002
China	—	811,658	—	811,658
Denmark	—	2,711,746	—	2,711,746
France	—	8,560,778	—	8,560,778
Germany	—	14,643,176	—	14,643,176
Hong Kong	—	5,514,330	—	5,514,330
Indonesia	—	2,333,972	—	2,333,972
Ireland	—	5,039,543	—	5,039,543
Japan	—	33,090,262	—	33,090,262
Netherlands	—	4,995,548	—	4,995,548
Spain	—	2,635,380	—	2,635,380
Switzerland	—	7,534,881	—	7,534,881
United Kingdom	—	30,930,770	—	30,930,770
Total Common Stocks	492,002	125,832,488	—	126,324,490

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	2,787,883
Total Investments	492,002	125,832,488	—	129,112,373

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund II

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.0%
CONSUMER DISCRETIONARY 19.3%
Auto Components 0.6%
Visteon Corp.	6,599	$525,214
Hotels, Restaurants & Leisure 1.8%
Norwegian Cruise Line Holdings Ltd. (a)	17,991	994,722
Yum! Brands, Inc.	7,535	616,740
Total		1,611,462
Household Durables 0.9%
Jarden Corp. (a)	13,738	809,855
Internet & Catalog Retail 6.4%
Amazon.com, Inc. (a)	5,777	3,429,458
Ctrip.com International Ltd., ADR (a)	16,359	724,049
Expedia, Inc.	6,650	717,003
Priceline Group, Inc. (The) (a)	538	693,461
Total		5,563,971
Media 3.7%
Comcast Corp., Class A	39,822	2,432,328
DISH Network Corp., Class A (a)	16,584	767,176
Total		3,199,504
Multiline Retail 1.2%
Dollar General Corp.	12,221	1,046,118
Specialty Retail 4.1%
Lowe’s Companies, Inc.	28,082	2,127,211
TJX Companies, Inc. (The)	17,991	1,409,595
Total		3,536,806
Textiles, Apparel & Luxury Goods 0.6%
lululemon athletica, Inc. (a)	7,417	502,205
TOTAL CONSUMER DISCRETIONARY		16,795,135
CONSUMER STAPLES 11.4%
Beverages 4.8%
Constellation Brands, Inc., Class A	6,277	948,392
Molson Coors Brewing Co., Class B	12,522	1,204,366
PepsiCo, Inc.	20,023	2,051,957
Total		4,204,715
Food & Staples Retailing 3.4%
CVS Health Corp.	17,611	1,826,789
SYSCO Corp.	23,647	1,105,024
Total		2,931,813

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.4%
Tyson Foods, Inc., Class A	4,643	$309,503
Tobacco 2.8%
Philip Morris International, Inc.	25,273	2,479,534
TOTAL CONSUMER STAPLES		9,925,565
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Hess Corp.	7,059	371,656
TOTAL ENERGY		371,656
FINANCIALS 3.8%
Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	29,697	1,093,741
BlackRock, Inc.	1,479	503,703
Goldman Sachs Group, Inc. (The)	3,165	496,842
Invesco Ltd.	16,782	516,382
Total		2,610,668
Real Estate Investment Trusts (REITs) 0.8%
Simon Property Group, Inc.	3,115	646,954
TOTAL FINANCIALS		3,257,622
HEALTH CARE 14.1%
Biotechnology 6.3%
Alexion Pharmaceuticals, Inc. (a)	9,702	1,350,713
Biogen, Inc. (a)	4,207	1,095,166
BioMarin Pharmaceutical, Inc. (a)	4,995	411,988
Celgene Corp. (a)	14,381	1,439,394
Incyte Corp. (a)	5,588	404,962
Juno Therapeutics, Inc. (a)	4,600	175,214
Novavax, Inc. (a)	8,633	44,546
Vertex Pharmaceuticals, Inc. (a)	6,498	516,526
Total		5,438,509
Health Care Equipment & Supplies 2.0%
Edwards Lifesciences Corp. (a)	3,012	265,688
Medtronic PLC	19,849	1,488,675
Total		1,754,363
Health Care Providers & Services 1.6%
Aetna, Inc.	4,740	532,539

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (a)	7,412	$868,168
Total		1,400,707
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	11,394	1,613,276
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	32,445	2,072,587
TOTAL HEALTH CARE		12,279,442
INDUSTRIALS 8.3%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	5,075	1,004,342
Air Freight & Logistics 2.2%
FedEx Corp.	11,726	1,908,055
Airlines 1.8%
Delta Air Lines, Inc.	32,766	1,595,049
Electrical Equipment 0.6%
AMETEK, Inc.	10,013	500,450
Machinery 1.8%
Ingersoll-Rand PLC	13,946	864,791
Stanley Black & Decker, Inc.	6,733	708,379
Total		1,573,170
Road & Rail 0.7%
Kansas City Southern	6,737	575,677
TOTAL INDUSTRIALS		7,156,743
INFORMATION TECHNOLOGY 33.2%
Communications Equipment 1.2%
Palo Alto Networks, Inc. (a)	6,382	1,041,159
Internet Software & Services 9.7%
Alibaba Group Holding Ltd., ADR (a)	11,264	890,194
Alphabet, Inc., Class A (a)	3,478	2,653,366
Alphabet, Inc., Class C (a)	1,947	1,450,418
Facebook, Inc., Class A (a)	29,187	3,330,237

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
LinkedIn Corp., Class A (a)	650	$74,327
Total		8,398,542
IT Services 3.7%
PayPal Holdings, Inc. (a)	15,690	605,634
Visa, Inc., Class A	34,377	2,629,153
Total		3,234,787
Semiconductors & Semiconductor Equipment 4.1%
Broadcom Ltd.	9,539	1,473,775
NVIDIA Corp.	15,360	547,277
NXP Semiconductors NV (a)	9,739	789,541
Qorvo, Inc. (a)	15,077	760,032
Total		3,570,625
Software 10.3%
Electronic Arts, Inc. (a)	27,725	1,832,900
Microsoft Corp.	60,343	3,332,744
Red Hat, Inc. (a)	22,106	1,647,118
Salesforce.com, Inc. (a)	22,804	1,683,619
ServiceNow, Inc. (a)	7,483	457,810
Total		8,954,191
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	33,304	3,629,803
TOTAL INFORMATION TECHNOLOGY		28,829,107
MATERIALS 2.5%
Chemicals 2.5%
Eastman Chemical Co.	15,934	1,150,913
Sherwin-Williams Co. (The)	3,655	1,040,469
Total		2,191,382
TOTAL MATERIALS		2,191,382
Total Common Stocks (Cost: $74,327,566)		$80,806,652

Convertible Preferred Stocks 0.8%
HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Allergan PLC, 5.500%	694	637,883
TOTAL HEALTH CARE		637,883
Total Convertible Preferred Stocks (Cost: $657,434)		$637,883

	Shares	Value

Exchange-Traded Funds 2.5%
SPDR S&P 500 ETF Trust	4,226	$868,697
iShares Russell 1000 Growth Index Fund	13,202	1,317,295
Total Exchange-Traded Funds (Cost: $2,119,367)		$2,185,992

	Shares	Value

Money Market Funds 4.4%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	3,820,738	$3,820,738
Total Money Market Funds (Cost: $3,820,738)		$3,820,738
Total Investments
(Cost: $80,925,105) (d)		$87,451,265(e)
Other Assets & Liabilities, Net		(572,287)
Net Assets		$86,878,978

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,462,373	17,398,642	(17,040,277)	3,820,738	4,785	3,820,738

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $80,925,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,168,000
Unrealized Depreciation	(1,642,000)
Net Unrealized Appreciation	$6,526,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	16,795,135	—	—	16,795,135
Consumer Staples	9,925,565	—	—	9,925,565
Energy	371,656	—	—	371,656
Financials	3,257,622	—	—	3,257,622
Health Care	12,279,442	—	—	12,279,442
Industrials	7,156,743	—	—	7,156,743
Information Technology	28,829,107	—	—	28,829,107
Materials	2,191,382	—	—	2,191,382
Total Common Stocks	80,806,652	—	—	80,806,652
Convertible Preferred Stocks
Health Care	637,883	—	—	637,883
Exchange-Traded Funds	2,185,992	—	—	2,185,992

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	3,820,738
Total Investments	83,630,527	—	—	87,451,265

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund III

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.8%
CONSUMER DISCRETIONARY 19.8%
Auto Components 0.6%
Visteon Corp.	3,765	$299,656
Hotels, Restaurants & Leisure 1.8%
Norwegian Cruise Line Holdings Ltd. (a)	10,757	594,755
Yum! Brands, Inc.	4,540	371,599
Total		966,354
Household Durables 0.8%
Jarden Corp. (a)	6,839	403,159
Internet & Catalog Retail 6.0%
Amazon.com, Inc. (a)	3,225	1,914,489
Ctrip.com International Ltd., ADR (a)	9,785	433,084
Expedia, Inc.	3,712	400,228
Priceline Group, Inc. (The) (a)	308	397,000
Total		3,144,801
Media 3.8%
Comcast Corp., Class A	26,260	1,603,961
DISH Network Corp., Class A (a)	8,497	393,071
Total		1,997,032
Multiline Retail 1.1%
Dollar General Corp.	7,165	613,324
Specialty Retail 4.1%
Lowe’s Companies, Inc.	16,269	1,232,377
TJX Companies, Inc. (The)	11,764	921,709
Total		2,154,086
Textiles, Apparel & Luxury Goods 1.6%
lululemon athletica, Inc. (a)	4,699	318,169
Nike, Inc., Class B	8,583	527,597
Total		845,766
TOTAL CONSUMER DISCRETIONARY		10,424,178
CONSUMER STAPLES 11.1%
Beverages 4.7%
Constellation Brands, Inc., Class A	2,723	411,418
Molson Coors Brewing Co., Class B	7,490	720,388
PepsiCo, Inc.	12,891	1,321,070
Total		2,452,876
Food & Staples Retailing 3.5%
CVS Health Corp.	11,338	1,176,091

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
SYSCO Corp.	13,819	$645,762
Total		1,821,853
Food Products 0.3%
Tyson Foods, Inc., Class A	2,794	186,248
Tobacco 2.6%
Philip Morris International, Inc.	14,149	1,388,158
TOTAL CONSUMER STAPLES		5,849,135
ENERGY 1.2%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	5,413	399,209
Oil, Gas & Consumable Fuels 0.4%
Hess Corp.	4,226	222,499
TOTAL ENERGY		621,708
FINANCIALS 3.2%
Capital Markets 2.9%
Bank of New York Mellon Corp. (The)	17,167	632,261
BlackRock, Inc.	967	329,331
Goldman Sachs Group, Inc. (The)	1,725	270,790
Invesco Ltd.	9,455	290,930
Total		1,523,312
Real Estate Investment Trusts (REITs) 0.3%
Simon Property Group, Inc.	836	173,629
TOTAL FINANCIALS		1,696,941
HEALTH CARE 13.8%
Biotechnology 5.9%
Alexion Pharmaceuticals, Inc. (a)	4,631	644,728
Biogen, Inc. (a)	2,416	628,933
BioMarin Pharmaceutical, Inc. (a)	2,993	246,863
Celgene Corp. (a)	9,245	925,332
Incyte Corp. (a)	3,270	236,977
Juno Therapeutics, Inc. (a)	2,694	102,614
Novavax, Inc. (a)	6,979	36,012
Vertex Pharmaceuticals, Inc. (a)	3,762	299,041
Total		3,120,500

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 1.7%
Edwards Lifesciences Corp. (a)	1,796	$158,425
Medtronic PLC	9,783	733,725
Total		892,150
Health Care Providers & Services 1.4%
Aetna, Inc.	2,846	319,748
Laboratory Corp. of America Holdings (a)	3,504	410,424
Total		730,172
Life Sciences Tools & Services 2.2%
Thermo Fisher Scientific, Inc.	8,075	1,143,339
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	20,935	1,337,328
TOTAL HEALTH CARE		7,223,489
INDUSTRIALS 8.2%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	3,331	659,205
Air Freight & Logistics 2.2%
FedEx Corp.	6,968	1,133,833
Airlines 1.8%
Delta Air Lines, Inc.	19,142	931,833
Electrical Equipment 0.6%
AMETEK, Inc.	6,133	306,527
Machinery 1.8%
Ingersoll-Rand PLC	8,376	519,396
Stanley Black & Decker, Inc.	3,865	406,636
Total		926,032
Road & Rail 0.6%
Kansas City Southern	4,040	345,218
TOTAL INDUSTRIALS		4,302,648
INFORMATION TECHNOLOGY 32.1%
Communications Equipment 0.4%
Palo Alto Networks, Inc. (a)	1,105	180,270

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 10.8%
Alibaba Group Holding Ltd., ADR (a)	6,088	$481,135
Alphabet, Inc., Class A (a)	4,073	3,107,292
Facebook, Inc., Class A (a)	17,539	2,001,200
LinkedIn Corp., Class A (a)	547	62,549
Total		5,652,176
IT Services 3.6%
PayPal Holdings, Inc. (a)	9,220	355,892
Visa, Inc., Class A	20,176	1,543,061
Total		1,898,953
Semiconductors & Semiconductor Equipment 2.8%
Broadcom Ltd.	2,844	439,398
NVIDIA Corp.	8,900	317,107
NXP Semiconductors NV (a)	4,791	388,406
Qorvo, Inc. (a)	6,907	348,182
Total		1,493,093
Software 10.3%
Electronic Arts, Inc. (a)	16,620	1,098,748
Microsoft Corp.	36,875	2,036,606
Red Hat, Inc. (a)	10,897	811,936
Salesforce.com, Inc. (a)	14,059	1,037,976
ServiceNow, Inc. (a)	6,807	416,452
Total		5,401,718
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	20,359	2,218,927
TOTAL INFORMATION TECHNOLOGY		16,845,137
MATERIALS 2.4%
Chemicals 2.4%
Eastman Chemical Co.	8,886	641,836
Sherwin-Williams Co. (The)	2,180	620,580
Total		1,262,416
TOTAL MATERIALS		1,262,416
Total Common Stocks (Cost: $43,803,261)		$48,225,652

Convertible Preferred Stocks 0.7%
HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Allergan PLC, 5.500%	419	385,120

Convertible Preferred Stocks (continued)
HEALTH CARE (CONTINUED)
TOTAL HEALTH CARE	385,120
Total Convertible Preferred Stocks (Cost: $396,922)	$385,120

	Shares	Value

Exchange-Traded Funds 3.5%
SPDR S&P 500 ETF Trust	2,547	$523,561
iShares Russell 1000 Growth Index Fund	13,281	1,325,178
Total Exchange-Traded Funds (Cost: $1,879,187)		$1,848,739

	Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	2,454,144	$2,454,144
Total Money Market Funds (Cost: $2,454,144)		$2,454,144
Total Investments
(Cost: $48,533,514) (d)		$52,913,655(e)
Other Assets & Liabilities, Net		(365,664)
Net Assets		$52,547,991

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,011,361	8,207,476	(8,764,693)	2,454,144	3,312	2,454,144

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $48,534,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,376,000
Unrealized Depreciation	(996,000)
Net Unrealized Appreciation	$4,380,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	10,424,178	—	—	10,424,178
Consumer Staples	5,849,135	—	—	5,849,135
Energy	621,708	—	—	621,708
Financials	1,696,941	—	—	1,696,941
Health Care	7,223,489	—	—	7,223,489
Industrials	4,302,648	—	—	4,302,648
Information Technology	16,845,137	—	—	16,845,137
Materials	1,262,416	—	—	1,262,416
Total Common Stocks	48,225,652	—	—	48,225,652
Convertible Preferred Stocks
Health Care	385,120	—	—	385,120
Exchange-Traded Funds	1,848,739	—	—	1,848,739
Investments measured at NAV per share practical expedient Money Market Funds	—	—	—	2,454,144
Total Investments	50,459,511	—	—	52,913,655

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Loomis Sayles Growth Fund II

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 9.4%
Hotels, Restaurants & Leisure 2.6%
Yum! Brands, Inc.	69,413	$5,681,454
Internet & Catalog Retail 5.9%
Amazon.com, Inc. (a)	21,988	13,052,956
Specialty Retail 0.9%
Lowe’s Companies, Inc.	26,928	2,039,796
TOTAL CONSUMER DISCRETIONARY		20,774,206
CONSUMER STAPLES 17.8%
Beverages 10.5%
Coca-Cola Co. (The)	186,095	8,632,947
Monster Beverage Corp. (a)	69,053	9,210,289
SABMiller PLC, ADR	89,886	5,483,046
Total		23,326,282
Food Products 3.8%
Danone SA, ADR	598,728	8,507,925
Household Products 3.5%
Procter & Gamble Co. (The)	93,394	7,687,260
TOTAL CONSUMER STAPLES		39,521,467
ENERGY 2.5%
Energy Equipment & Services 2.5%
Schlumberger Ltd.	74,697	5,508,904
TOTAL ENERGY		5,508,904
FINANCIALS 5.7%
Capital Markets 2.9%
Greenhill & Co., Inc.	12,625	280,275
SEI Investments Co.	143,731	6,187,619
Total		6,467,894
Consumer Finance 0.9%
American Express Co.	33,064	2,030,130
Diversified Financial Services 1.9%
Factset Research Systems, Inc.	27,686	4,195,260
TOTAL FINANCIALS		12,693,284

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 13.5%
Biotechnology 2.1%
Amgen, Inc.	31,888	$4,780,968
Health Care Equipment & Supplies 2.3%
Varian Medical Systems, Inc. (a)	62,889	5,032,378
Health Care Technology 2.1%
Cerner Corp. (a)	87,212	4,618,747
Pharmaceuticals 7.0%
Merck & Co., Inc.	54,641	2,891,055
Novartis AG, ADR	67,770	4,909,259
Novo Nordisk A/S, ADR	140,982	7,639,815
Total		15,440,129
TOTAL HEALTH CARE		29,872,222
INDUSTRIALS 5.9%
Air Freight & Logistics 5.9%
Expeditors International of Washington, Inc.	138,960	6,782,638
United Parcel Service, Inc., Class B	59,316	6,256,058
Total		13,038,696
TOTAL INDUSTRIALS		13,038,696
INFORMATION TECHNOLOGY 44.4%
Communications Equipment 5.1%
Cisco Systems, Inc.	398,114	11,334,306
Internet Software & Services 17.0%
Alibaba Group Holding Ltd., ADR (a)	127,735	10,094,897
Alphabet, Inc., Class A (a)	8,755	6,679,190
Alphabet, Inc., Class C (a)	9,032	6,728,388
Facebook, Inc., Class A (a)	124,984	14,260,674
Total		37,763,149
IT Services 6.1%
Automatic Data Processing, Inc.	23,130	2,074,992
Visa, Inc., Class A	150,481	11,508,787
Total		13,583,779
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	15,614	924,193
ARM Holdings PLC, ADR	101,774	4,446,506
QUALCOMM, Inc.	153,990	7,875,048
Total		13,245,747

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 10.2%
Autodesk, Inc. (a)	99,096	$5,778,288
Microsoft Corp.	105,976	5,853,054
Oracle Corp.	266,072	10,885,006
Total		22,516,348
TOTAL INFORMATION TECHNOLOGY		98,443,329
Total Common Stocks (Cost: $205,876,574)		$219,852,108

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	628,468	$628,468
Total Money Market Funds (Cost: $628,468)		$628,468
Total Investments
(Cost: $206,505,042) (d)		$220,480,576(e)
Other Assets & Liabilities, Net		1,183,582
Net Assets		$221,664,158

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	775,142	8,417,175	(8,563,849)	628,468	978	628,468

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $206,505,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,805,000
Unrealized Depreciation	(6,829,000)
Net Unrealized Appreciation	$13,976,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	20,774,206	—	—	20,774,206
Consumer Staples	39,521,467	—	—	39,521,467
Energy	5,508,904	—	—	5,508,904
Financials	12,693,284	—	—	12,693,284
Health Care	29,872,222	—	—	29,872,222
Industrials	13,038,696	—	—	13,038,696
Information Technology	98,443,329	—	—	98,443,329
Total Common Stocks	219,852,108	—	—	219,852,108
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	628,468
Total Investments	219,852,108	—	—	220,480,576

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 20, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 20, 2016